Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Jul-2020
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)

17-Aug-2020
Distribution Date
31-Jul-2020
1-Jul-2020
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-Aug-2020
Record Date
14-Aug-2020

17-Aug-2020
15-Jul-2020
15-Aug-2020
15-Jul-2020
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
360,800,000.00
0.000000
378,326,640.10
40,635,411.24
337,691,228.86
Class A-2A Notes
79.521353
511,000,000.00
0.660844
37,018,262.23
3,976,067.63
33,042,194.60
Class A-2B Notes
79.521353
50,000,000.00
0.660844
464,000,000.00
0.00
464,000,000.00
Class A-3 Notes
0.000000
464,000,000.00
1.000000
128,560,000.00
0.00
128,560,000.00
Class A-4 Notes
0.000000
128,560,000.00
1.000000
1,007,904,902.33
963,293,423.46
44,611,478.87
Total Note Balance
1,514,360,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
36,475,262.23
38,830,160.91
1,046,735,063.24
38,830,160.91
Pool Balance
1,085,046,582.83
1,038,598,846.60
1,615,006,230.09
1,553,206,436.21
61,799,793.88
38,311,519.59
1,002,123,584.37
38,846,436.21
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,830,160.91
2.50%
2.50%
38,846,436.21
2.50%
38,830,160.91
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
2.040000%
643,155.29
1.258621
41,278,566.53
80.779974
Class A-2B Notes
0.354750%
12,037.88
0.240758
3,988,105.51
79.762110
Class A-3 Notes
1.940000%
750,133.33
1.616667
750,133.33
1.616667
Class A-4 Notes
2.040000%
218,552.00
1.700000
218,552.00
1.700000
$46,235,357.37
Total
$1,623,878.50

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Jul-2020
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
50,339,689.41
Recoveries
0.00
45,871,353.06
50,339,689.41
154,207.25
541,687.78
3,769,766.13
2,675.19
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
904,205.49
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,623,878.50
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
44,611,478.87
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
50,339,689.41
3,200,126.55
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
904,205.49
904,205.49
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,623,878.50
1,623,878.50
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
643,155.29
0.00
643,155.29
thereof on Class A-2B Notes
12,037.88
0.00
12,037.88
thereof on Class A-3 Notes
750,133.33
0.00
750,133.33
thereof on Class A-4 Notes
218,552.00
0.00
218,552.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,623,878.50
1,623,878.50
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
44,611,478.87
0.00
44,611,478.87
Aggregate Principal Distributable Amount
44,611,478.87
44,611,478.87
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Jul-2020
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,883,016.09
0.00
0.00
3,883,016.09
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
2,470.95
204.24
204.24
204.24
2,675.19
3,883,016.09
Notice to Investors
Note 1:
976 accounts with an outstanding principal balance of $32,592,045.51 did not have an installment payment scheduled for the current Collection Period.
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Note 2:
In response to the COVID-19 (coronavirus) pandemic, the Servicer is taking steps to offer relief to customers impacted by the crisis. Such relief may take the form of deferrals of payment obligations, initially estimated not to exceed three months and currently extended to a maximum of five months, which will generally result in an extension of the term of the customer's contract by an equivalent number of months. The Servicer will not consider a customer's contract to be delinquent as a result of any such deferral. The Servicer is also implementing a phased resumption of collection activities, including repossessions, that have been temporarily curtailed in response to the COVID-19 pandemic. Additional relief may be offered to customers in affected areas in the future as the COVID-19 situation develops.

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Jul-2020
Pool Statistics
Principal Gross Losses
Pool Data
1,615,006,230.09
3.76%
40.46
23.95
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,085,046,582.83
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
17,496,348.99
0.00
576,383.17
1,038,598,846.60
42,036
43,012
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,838
28,375,004.07
3.71%
52.01
Pool Factor
64.31%
12.33

Investor Report
Mercedes-Benz Auto Receivables Trust 2019-1
Collection Period Ended

Amounts in USD
31-Jul-2020
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,038,598,846.60
42,036
100.00%
91-120 Days Delinquent
6
0.02%
258,063.07
61-90 Days Delinquent
16
0.04%
395,928.97
31-60 Days Delinquent

0.33%
3,471,984.06
Current
99.60%
1,034,472,870.50
41,923
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.302%
0.063%
No
Loss Statistics
Average Net Loss / (Gain)
11,111.25
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.109%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
(0.121%)
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
3,844,492.53
(106,734.16)
Principal Net Loss / (Gain)
Principal Recoveries
529,183.10
3,464,165.88
Principal Net Liquidation Proceeds
153,934.23
4,162,698.20
Principal Gross Losses
576,383.17
11,471,356.61
21

Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.238%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
(0.114%)
0.134%
0.538%